29. Financial income (Tables)	12 Months Ended
Dec. 31, 2019
Financial Income [Abstract]
Schedule of financial income
	2019	2018	2017

Financial income	1,430,171	412,733	512,565
Interest on financial investments	88,224	119,548	369,517
Interest received from clients	37,233	36,793	38,227
Swap interest	15,536	17,001	32,300
Interest on leasing	20,528	25,664	22,709
Monetary adjustments (i)	1,263,793	207,191	39,694
Foreign exchange variation	4,857	6,536	10,118

(i)	Includes the amount of R$1,228 million regarding the adjustment of credits from a legal proceeding of TIM Celular S.A. (absorbed by TIM S.A.) on the exclusion of ICMS from PIS and COFINS tax bases (Note 9).